Statements of Cash Flows (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss for the year	(3,584,601)	(4,452,428)	(2,405,125)
Items not affecting cash:
Amortization and depreciation	160,478	164,065	175,900
Stock-based compensation expense	344,800	577,815	672,060
Accretion of asset retirement obligation	3,509	4,092	7,653
Asset retirement obligations paid		(902)	(5,396)
Loss (gain) on sale of property		1,074	(1,037)
Net cash	(3,075,814)	(3,706,284)	(1,555,945)
Changes in non-cash working capital balances [note 12]	1,319,299	1,013,508	(1,024,363)
Net cash generated by (used in) operating activities	(1,756,515)	(2,692,776)	(2,580,308)
Financing activities
Repayment of capital lease obligation	(10,246)	(8,681)	(7,977)
Issue of common shares and warrants, net of issue costs	1,487,827		50,239
Exercise of stock options and warrants	438,900	54,518
Net cash generated by financing activities	1,916,481	45,837	42,262
Investing activities
Purchase of property and equipment	(38,975)	(55,516)	(184,035)
Proceeds from sale of property and equipment		400	2,056
Decrease (increase) in restricted cash	27,721	(101,856)
Decrease (increase) in short term investments	895,651	(905,651)	6,748,105
Net cash generated by (used in) investing activities	884,397	(1,062,623)	6,566,126
Net cash inflow (outflow)	1,044,363	(3,709,562)	4,028,080
Cash and cash equivalents, beginning of the year	464,583	4,174,145	146,065
Cash and cash equivalents, end of the year	1,508,946	464,583	4,174,145
Supplemental information:
Cash interest paid	1,436	2,003	2,707